Defendant Asbestos and Environmental Liabilities - Liability for Asbestos and Liability Claims (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss Contingencies [Line Items]
Estimated future expenses	$ 42,510	$ 51,637
Fair value adjustments	(262,029)	(314,824)
Defendant asbestos and environmental liabilities	706,329	847,685	$ 203,320	$ 219,164
Insurance recoveries related to defendant asbestos liabilities (net of allowance: 2020 - $4,824; 2019 - $3,818)	310,602	549,593
Fair value adjustments	(60,950)	(100,738)
Insurance balances recoverable	249,652	448,855	135,808	$ 122,326
Net liabilities relating to defendant asbestos and environmental exposures	456,677	398,830	67,512
Insurance balance recoverable, allowance for credit loss	4,824	3,818	$ 0
Defendant asbestos liabilities
Loss Contingencies [Line Items]
Defendant asbestos and environmental liabilities	913,276	1,100,593
Defendant environmental liabilities
Loss Contingencies [Line Items]
Defendant asbestos and environmental liabilities	$ 12,572	$ 10,279